Note 8 - Fair Value of Time Charters Acquired (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Maersk Noumea [Member]	Dec. 31, 2008 Maersk Noumea [Member]	Dec. 31, 2008 Charter One [Member]	Dec. 31, 2008 Charter Two [Member]	Dec. 31, 2008 Charter Three [Member]
Note 8 - Fair Value of Time Charters Acquired (Details) [Line Items]
Charter Rate Per Day					$ 16,800	$ 18,735	$ 19,240	$ 19,750
Present Value Of Below Market Acquired Time Charter					9,597,438
Voyage Revenues	40,850,051	54,921,697	64,129,511	1,318,211
Unamortized Below Market Rate Charter	$ 0	$ 0